Provisions	12 Months Ended
Dec. 31, 2019
Other Provisions, Contingent Liabilities and Contingent Assets [Abstract]
Provisions
Provisions

	Post- employment benefits	Other provisions	Total	Current	Non current
	(in thousands)
At January 1, 2017	$688	$664	$1,352	$46	$1,306
Arising (released) during the year	216	443	659	—	—
Released (used) during the year	—	(50)	(50)	—	—
Released (unused) during the year	—	(397)	(397)	—	—
At December 31, 2017	904	660	1,564	32	1,532
Arising (released) during the year	86	590	676	—	—
Released (used) during the year	—	(32)	(32)	—	—
Released (unused) during the year	—	(167)	(167)	—	—
At December 31, 2018	990	1,051	2,041	352	1,689
Arising (released) during the year	94	190	284	—	—
Released (used) during the year	(21)	(352)	(373)	—	—
Released (unused) during the year	—	(47)	(47)	—	—
At December 31, 2019	$1,063	$842	$1,905	$—	$1,905

The provision for post-employment benefits is for the lump sum retirement indemnity required to be paid to French employees if they retire as a Company employee. The comprehensive income (loss) for 2019 includes $108,000 of actuarial loss (actuarial loss of $47,000 in 2018 and actuarial gain of $46,000 in 2017). One employee retired during the year ended December 31, 2019. No employee retired in 2017 or 2018.
The main assumptions used in the calculation are the following:

	2017	2018	2019
Discount rate	1.30%	1.57%	0.77%
Salary increase	Between 1.5% and 3.5%	Between 1.5% and 3.5%	Between 1.5% and 3.5%
Retirement age	60-62 years	60-62 years	60-62 years
Turnover: depending on the seniority	4.35%, nil as from 64 year old	4.35%, nil as from 64 year old	4.35%, nil as from 64 year old

At December 31, 2017, 2018 and 2019, “Other provisions” include primarily estimated royalty payments assessed on sales of modules to holders of patents which may be deemed as essential under the requirements of the LTE standard. The royalty provision is based on management’s judgment, taking into consideration the published royalty rates, various legal decisions, articles, reports and industry discussions on the subject which were available, and is recorded in the cost of product revenue. The Company’s modules are considered as final products incorporating the full LTE function, and therefore may have royalties assessed on their sale; no royalties are accrued on the sales of chips as the full LTE functionality is not included in the chip and it is not current industry practice to license standard-essential patents at the component level. In the year ended December 31, 2017, the Company revised the estimated royalty provision and reduced provisions from 2015 and 2016 by a total of $397,000.
At December 31, 2018, the Company recorded a provision for risk for $352,000 related to the probable expected costs to be incurred by the Company related to the current class action litigation (see Note 21 to the Consolidated Financial Statements). The Company incurred $352,000 in related costs during the period and reversed the provision accordingly.